Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Change in deferred tax assets valuation amount	$ 8,728	$ 5,779
Unrecognized tax benefits	$ 0	$ 0
Deferred tax assets change in valuation percentage	100.00%